Components of Other Comprehensive Loss	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Components of other comprehensive loss
21. Components of other comprehensive loss
The movement on the components of the other comprehensive (loss) income for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the years ended December 31,
	2018	2019	2020
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	(3,765,688)	883,408	(1,952,414)
Translation effect of foreign entities	(61,223,458)	(34,010,066)	(13,558,774)
Remeasurement of defined benefit plan, net of deferred taxes	652,722	(29,153,554)	(10,026,454)
Assets revaluation surplus net of deferred taxes	—	—	64,835,155
Non-controlling interest of the items above	(2,986,018)	(1,908,304)	14,165,249

Other comprehensive (loss) income	Ps.(67,322,442)	Ps.(64,188,516)	Ps.53,462,762